OPERATIONS	12 Months Ended
Dec. 31, 2021
OPERATIONS
OPERATIONS

1)  OPERATIONS

a)  Background information

Telefônica Brasil S.A. (the “Company” or “Telefônica Brasil”) is a publicly-held corporation with the main purpose of operating telecommunications services; development of activities necessary or complementary to the execution of such services, in accordance with the concessions, authorizations and permissions granted; exploration of value-added services; offering of integrated solutions, management and provision of services related to: (i) data centers, including hosting and co-location; (ii) storage, processing and management of data, information, texts, images, videos, applications and information systems and similar; (iii) information technology; (iv) information and communication security; and (v) electronic security systems; licensing and sublicensing of software of any nature, among others.

The Company’s principal offices are located at 1376, Engenheiro Luis Carlos Berrini Avenue, in the city and state of São Paulo, Brazil. It is a member of the Telefónica Group (“Group”), based in Spain and operates in several countries across Europe and Latin America.

On December 31, 2021 and 2020, Telefónica S.A. (“Telefónica”), the Group holding company, held a total direct and indirect interest in the Company of 73.58% (Note 24.a.2).

The Company is registered with the Brazilian Securities and Exchange Commission (“CVM”) and its shares are traded at B3. It is also registered with the Securities and Exchange Commission (“SEC”), of the United States of America, its American Depositary Shares (“ADSs”) being backed only by common shares and traded on the New York Stock Exchange (“New York Stock Exchange “-” NYSE”).

b)  Operations

The Company renders services for: (i) Fixed Switched Telephone Service Concession Arrangement (“STFC”); (ii) Multimedia Communication Service (“SCM”, data communication, including broadband internet); (iii) Personal Mobile Service ("SMP"); and (iv) Conditioned Access Service (“SEAC” - Pay TV) and Private Limited Service (“SLP”), throughout Brazil, through concessions and authorizations, in addition to other activities.

Service concessions and authorizations are granted by Brazil’s Telecommunications Regulatory Agency (“ANATEL”), the agency responsible for the regulation of the Brazilian telecommunications sector under the terms of Law No. 9472 of July 16, 1997 - General Telecommunications Law (“Lei Geral das Telecomunicações” - LGT).

In accordance with the STFC service concession agreement, every two years, during the agreement’s 20-year term ending on December 31, 2025, the Company will pay a fee equivalent to 2% of its prior-year STFC revenue, net of applicable taxes and social contribution taxes (Note 23).

Before Law nº 13.879 / 2019 authorizations for the use of radio frequencies were commonly granted for 15 years and could be extended only once, for the same term. Following the normative changes in the aforementioned Law, successive extensions of authorization grants were allowed, though applicability to the current terms was only clarified by Decree nº 10.402 / 2020, which detailed the requirements related to the new successive extension regime and that the current authorizations are also covered by the new regime.

The Decree defined the ANATEL’s parameters for evaluating the scope of extension requests, such as ensuring the efficient use of radio frequencies, competitive aspects, meeting the public interest and fulfilling obligations already assumed with ANATEL.

Currently, each two years, following the first extension, the Company must pay a charge equivalent to 2% of the revenue earned through the SMP provision in the year prior, net of taxes and social contributions (Note 23), and for certain terms, in the 15th year, the Company will pay only the equivalent of 1% of its prior-year revenue. The calculation considers the net revenue from Basic and Alternative Service Plans. In July 2018, ANATEL published Resolution No. 695 with a new public spectrum price regulation. This Resolution established new criteria for the costs of license extensions. The formula includes the authorization time, regional revenue and the spectrum used by the provider. Part of the payment can be converted into investment commitments.

Extension of authorizations for the 850 MHz bands

When deciding on the extension of authorizations for the 850 MHz bands, ANATEL through Judgment No. 510 of September 30, 2020, determined that (i) the Superintendence of Granting and Resources for Provision (“SOR”) dealt with the requests for extension of authorizations for the use of radio frequencies in force in sub-bands A and B, proposing their primary granting until November 29, 2028, if legal and regulatory requirements are met; and that (ii) the extension value should be discounted to net present value, to reflect the economic value (market value) of the bands.

Having complied with the SOR procedures, the ANATEL Board through Judgment No. 618, of November 26, 2020, extended the term of the authorization for the right to use radio frequencies, for bands 869.0 to 880.0 MHz, 824.0 to 835.0 MHz, 890.0 to 891.5 MHz and 845.0 to 846.5 MHz, associated with Authorization Term No. 001/2006 / PVCP / SPV- ANATEL through to November 29, 2028. No exclusivity was granted, being on a primary basis and restricted to the provision area related to the State of Rio de Janeiro, pursuant to Act No. 7,281, of November 26, 2020. The extension for a period lesser than the maximum limit provided for by Law (20 years), in the opinion of ANATEL, was to promote a reorganization and resizing of the channeling. Alternative calculation methods (biannual charges and Resolution No. 695/2018, as approved in the Public Price Regulation for the Right to Use Radio Frequencies (“PPDUR”)) is justified on the grounds that the current regulatory instruments are not expected to involve a second extension. ANATEL further determined that 10% should be effectively paid and the remaining 90% settled in the form of investments. Similarly, ANATEL extended the period of validity of authorizations for the right to use radio frequencies relating to the 869.0 to 880.0 MHz, 824.0 to 835.0 MHz, 890.0 to 891.5 MHz and 845.0 MHz bands at 846.5 MHz in the area of provision equivalent to the Federal District, associated with the Authorization Term No. 003/2006/PVCP/SPV-ANATEL. Hence, it granted extension of authorizations in the State of Rio de Janeiro, for term and payment conditions.

The amount to be paid and the obligations associated with the use of frequencies will observe the rules established in the Notice published by ANATEL.

5G License Auctions

On December 3, 2021, ANATEL signed the Terms of Authorization for the Use of Blocks of Radiofrequencies Associated with SMP No. 86, 87 and 88/2021 (“Terms”), in the radio frequency sub-bands of 2,300 MHz to 2,390 MHz, 3,300 MHz to 3,700 MHz and 24.3 GHz to 27.5 GHz, resulting from auctions for the implementation of fifth generation technology (“5G”), carried out by ANATEL on November 4 and 5, 2021 , of which the Company was the winner.

These authorizations are valid for 20 years, starting on December 8, 2021, date of publication of the present extracts of the Terms in the Diário Oficial da União (“DOU”), against payment, associated with the authorizations for the provision of SMP, issued by Terms no. 78/2012/PVCP/SPV -ANATEL, n.º 05/2010/PVCP/SPV-ANATEL and n.º 06/2010/PVCP/SPV-ANATEL, renewable, successively, on a onerous basis, pursuant to Law 9472/1997.

Pursuant to the Terms, in addition to the amounts related to radio frequencies to be paid to ANATEL, the Company will have to make contributions to the Entidade Administradora de Faixa (“EAF”) / Band Management Entity and to the Entidade Administradora da Conectividade de Escolas (“EACE”) / School Connectivity Management Entity, as summarized below:

Radiofrequency	Lots	Band (MHz)	Region	ANATEL (1)	EAF (2)	EACE (3)	Total
3500 MHz	B2	80	National	249,834	1,683,565	—	1,933,399
3500 MHz	D35	20	National	54,032	420,891	—	474,923
2300 MHz	E7	50	Southeast (except São Paulo)	176,400	—	—	176,400
2300 MHz	F1	40	North	29,000	—	—	29,000
2300 MHz	F3	40	São Paulo	231,000	—	—	231,000
2300 MHz	F5	40	Midwest	30,000	—	—	30,000
26 Hz	G3 / G4 / G5	600	National	158,472	—	1,426,248	1,584,720
Total				928,738	2,104,456	1,426,248	4,459,442
(1)	Refers to the amounts of radio frequency licenses to be paid to ANATEL in a single installment, in cash, within 30 days from receipt of the notification issued by ANATEL or in installments, with the maximum number of annual installments , equivalent to the term in years of the right to use radio frequencies. The Company opted for payment in installments and the value of each installment will be updated by the reference rate of the Special System for Settlement and Custody (“SELIC”), accumulated monthly, from the date of publication of the Terms in the DOU.
(2)	Refer to the amounts that the Company will have to contribute to the EAF to reimburse: (i) costs for the migration of reception of free and open television signal; (ii) the costs of vacating the 3,625 MHz to 3,700 MHz band, payments for solutions to the problems of harmful interference in the reception of free and open television signals; (iii) costs for implementing the Integrated Amazon Program; and (iv) the costs for the implementation of the Private and Sustainable Public Administration Communication Network. The contributions of these resources must occur in 2 installments, as follows: 50% within 10 days of the constitution of the EAF and the other 50% within 120 days after the contribution of the 1st installment, updated by the variation of the IGP-DI (General Price Index – Internal Availability of Fundação Getúlio Vargas), since the date of publication of the Terms in the DOU.
(3)	Refers to the amounts that the Company will have to contribute to the EACE to reimburse the costs of carrying out connectivity projects in public elementary education schools. The contributions of these resources must occur in 5 installments, as follows: 20% within 30 days of the constitution of the EACE and 4 installments of 20% every 6 months after the contribution of the 1st installment, updated by the variation of the IGP-DI, since the date of publication of the Terms in the DOU.

Pursuant to the Terms, in addition to the amounts presented in the table above, there are still scope commitments (“obligations to make” or “coverage commitments”), where the Company has the obligation to offer voice and data connections, build and install networks and transmission equipment, such as: (i) 4G coverage in 37 cities by December 2024 and another 1,372 locations by December 2028; (ii) deployment of fiber optic backhaul in 149 municipalities by December 2026; and (iii) 5G coverage in all municipalities with more than 30 thousand inhabitants by December 2029.

These commitments are considered executable contracts, of a non-monetary and non-onerous nature and, therefore, will be accounted for as they are implemented.

The 26GHz frequency will allow the Company to increase its network capacity in areas denser urban areas, and will be used, in conjunction with the 3,500MHz and 2300MHz frequencies, on the first day of the auction, to offer spectral capacity to implement the 5G technology nationwide.

With the acquisition of the frequencies described above, the Company guarantees the spectrum necessary for the provision of the 5G service in the medium and long term, reinforcing the leadership in the mobile service to the offer its customers the most advanced solutions in terms of speed, quality and stability, thus meeting the growing demand for connectivity and accelerating its digital ecosystem.

The Company believes that this new technology reinforces its operations in the market in which it operates, not identifying any indication of impairment of assets, as well as the need to change the useful lives of other technologies currently used.

Overview of Authorizations for Use of the Radio Frequency Spectrum

The following is a summary of the authorizations for use of radio frequency bands, granted to the Company, according to the terms of authorization to operate the service in each region.

Radiofrequency	Band (MHz)	License Expiration (Year)
450 MHz	14	2027
700 MHz	20	2029
850 MHz	25	2022-2028
900 MHz	5	2023-2035
1800 MHz	20-50	2023-2035
2100 MHz	20-30	2023
2300 MHz	40-50	2041
2500 MHz	40-60	2027-2031
3500 MHz	100	2041
26 GHz	600	2041

c)  Corporate events

Structuring of Vivo Money Credit Rights Investment Fund

In August 2020, the Vivo Money Credit Rights Investment Fund (“FIDC” or “Vivo Money”) was structured, in the form of a closed condominium, for an indefinite term. The FIDC may be liquidated by resolution of the General Assembly in accordance with its regulations.

The objective of the FIDC is to provide its quota holders an equity return on their shares by investing in the acquisition of: (i) eligible credit rights, with supporting documents, which meet the eligibility criteria and the conditions of assignment, and (ii) financial assets, observing all indexes of composition and diversification of the fund’s portfolio.

The acquisition of eligible credit rights and other financial assets will originate in credit transactions carried out electronically by the Company’s customers, within the scope of the Vivo Money program, exclusively through an electronic platform provided by the Company.

The FIDC began operations on September 14, 2020, having been granted automatic registration under article 8 of CVM Instruction 356/01, issuing 2,000 (two thousand) junior subordinated quotas with an initial unit face value of R$1,000.00 (one thousand reais).

On December 1, 2020, the Company made a new contribution to the FIDC in the amount of R$ 2,000, with the issuance of an additional 2,000 (two thousand) junior subordinated quotas with an initial unit face value of R$1,000.00 (one thousand reais).

During 2021, the Company made new contributions to the FIDC in the amount of R $26,000, with the issuance of another 26,000 (twenty-six thousand) junior subordinated shares with an initial unit par value of R$ 1,000.00 (one thousand reais).

On December 31, 2021 and 2020, the Company held 30,000 (thirty thousand) and 4,000 (four thousand) junior subordinated quotas with an initial unit face value of R$1,000.00 (one thousand reais), respectively, with no defined remuneration parameter and subordinated to senior shares and subordinated mezzanine shares, in that order of priority, for the purpose of amortization and redemption.

The FIDC is managed and held in custody by Brl Trust Distribuidora de Títulos e Valores Mobiliários S.A., a financial institution, based in the city of São Paulo - SP, accredited by the CVM for the exercise of portfolio management activity under declaratory act no. 11,784, of June 30, 2011.

Acquisition of control of Telefônica Cibersegurança e Tecnologia do Brasil Ltda.

On September 9, 2020, the Company acquired control of Telefônica Cibersegurança e Tecnologia do Brasil Ltda (“CyberCo Brasil”), for R$10,000.00 (ten thousand reais), with a net worth of R$500.00 (five hundred reais) (“Transaction”).

Cibersegurança was controlled by Terra Networks Brasil Ltda (“Terra Networks”), a wholly-owned subsidiary of the Company and its corporate purpose is to develop integrated solutions, management, consulting, outsourcing, and the provision of services related to information and communication security; provision of research, technological development, consultancy, design, implementation and installation of projects related to the areas of information technology, information security and intelligence; management and provision of repair, maintenance, technical assistance and technical support in information technology, among other services.

This Transaction, which involves companies under common control, was accounted for at the book value of the net assets acquired (“Predecessor Value Method”), as certain requirements for the use of the acquisition method set forth in IFRS 3 (R). Consequently, the difference between the consideration given in exchange for the equity interest obtained and the value of the net assets acquired was recorded in the equity of the Company and its subsidiary (Terra Networks).

On October 28, 2020, the Company made a capital contribution to CyberCo Brasil in the amount of R$7,000 in financial resources (cash).

On November 1, 2020, and as a preliminary step to the implementation of the Transaction, certain assets (R$19,008 in property, plant and equipment and intangible assets), contracts and employees were transferred to CyberCo Brasil by the Company, all strictly related to cybersecurity activities.

Sale of control of Telefônica Cibersegurança e Tecnologia do Brasil Ltda.

At the meeting held on November 1, 2020, the Company’s Board of Directors approved the execution of the Share Purchase and Sale Agreement, pursuant to which the Company sold all the shares it held, representing the entire share capital from its subsidiary CyberCo Brasil, to Telefónica Cybersecurity Tech, S.L. (“TTech”), indirect subsidiary of Telefónica S.A., for the total amount of R$116,411, having generated a net tax gain of R$39,521, recorded in equity, based on an independent external report prepared by a specialized company (“Transaction”).

This Transaction is not subject to obtaining any regulatory authorizations or additional approvals to those already obtained by the Company’s bodies and does not alter the Company’s shareholding structure or cause any dilution to its shareholders, generating value to them through accelerating their growth and increasing operational efficiency.

This operation involved companies under common control and, as certain requirements were not met so that it could be accounted for as a business combination provided for in IFRS 3 (R), the difference between the consideration received in exchange for the participation alienated company was recorded in the equity of the Company.

With the conclusion of the Transaction, as of November 1, 2020, CyberCo Brasil is no longer controlled by the Company.

FiBrasil Operation

On July 2, 2021, the Company, pursuant to CVM nº 358/2002 (“ICVM 358”), informed its shareholders and the market in general that, after approval by its Board of Directors on March 2, 2021 and upon obtaining the relevant regulatory authorizations, concluded the agreements with the Caisse de dépot et placement du Québec (“CDPQ”), a global investment group, and with Telefónica Infra, SLU (“TEF Infra”), a company headquartered in Spain, wholly-owned by Telefónica SA, the Company’s controlling shareholder, for the construction, development of a neutral and independent fiber optic network in the Brazilian market through FiBrasil Infraestrutura e Fibra Ótica SA (“FiBrasil”) (“Transaction”).

The DOU on April 6, 2021, published a decision of the General Superintendence of Administrative Council for Economic Defense (“CADE”) which approved without restrictions the joint venture agreement between the Company, TEF Infra and CDPQ, by FiBrasil. On April 23, 2021, the period for filing an appeal or summons having expired, CADE certified the final and unappealable decision with the unrestricted approval of the decision of the General Superintendence of CADE of April 6, 2021. In analyzing the merger, CADE's General Superintendence did not raise anti-competitive concerns. It noted that the operation may stimulate competition by unbundling services, in part, between the Company and FiBrasil, for fiber networks as infrastructure for telecommunications and wholesale services for other telecommunications service providers.

As TEF Infra is part of the Telefónica Group (Spain), this Transaction was subject to approval by the European Union's antitrust authority, which was granted on April 22, 2021.

On June 7, 2021, ANATEL provided prior consent to the implementation of the Transaction, valid for a period of 180 days, counted from the publication of the Act in the DOU, which occurred on June 8, 2021, extendable , upon request, only once, for the same period, if the corporate conditions are maintained.

FiBrasil, is now the leader in the Brazilian fiber wholesale market and begins its operation with approximately 1.6 million homes serviced by FTTH. Its business plan aims to reach around 5.5 million homes in four years, focusing on medium-sized cities outside the State of São Paulo.

The Company, as FiBrasil's anchor customer, will promote an acceleration of the growth strategy in the fiber market, expanding its coverage from the current 16.3 million homes with FTTH technology to 24 million by the end of 2024. This will boost cross selling of services to its customers, maximizing the return on invested capital and allow it to consolidate as the leading convergent operator in Brazil.

The following are the accounting effects arising from the closing of the Transaction, which took place on July 2, 2021:

IFRS 10 contain guidance on accounting for changes in interest in subsidiaries when control is lost. In this case, the rule establishes that the retained interest must be valued at its fair value (based on the sales price) and any difference must be recorded in income (in addition to the write-off of the portion sold). The Telefónica Group has adopted this to register the Transaction in its subsidiaries (Company and TEF Infra).

FiBrasil was controlled by the Company, which held 100 shares, represented by R$100.00 (one hundred reais).

Effects on FiBrasil’s Equity
Events	R$ thousand
Capital contribution in assets in FiBrasil by the Company (1)	229,961
Results at FiBrasil on 07/02/21 (2)	(1,789)
FiBrasil Equity on 07/02/21, before closing	228,172
Cash capital subscription by CDPQ (3)	205,000
Present value of the capital increase to be paid by CDPQ (4)	264,540
FiBrasil Equity on 07/02/21 (closing)	697,712
(1)	Capital contribution made by the Company with property, plant and equipment and intangible assets, with the issue of 1,199,900 new common shares, nominative and with no par value (Notes 12, 13 and 14).
(2)	A loss arising from operating expenses, net of income tax and social contribution.
(3)	Capital contribution by CDPQ, with subscription of 800,000 common shares, nominative and without par value, with the waiver of subscription rights by the Company and TEF Infra.
(4)	Present value of the capital increase to be paid within 12 months or upon compliance with contractual conditions of the Transaction, whichever occurs first, with the waiver of the subscription right by the Company and TEF Infra.

Effects on the Company's investments
Events	R$thousand
Capital contribution in assets in FiBrasil by the Company (1)	229,961
Results at FiBrasil on 07/02/21 (2)	(1,789)
Investment in FiBrasil on 07/02/21, before the disposals	228,172
Write-off cost for the sale of equity interest to TEF Infra (3)	(95,817)
Write-off cost for the sale of equity interest to CDPQ (3)	(38,327)
Investment in FiBrasil on 07/02/21, after the disposals	94,028
Remeasurement of shareholding variation (4)	80,400
Investment in FiBrasil on 07/02/21 (closing)	174,428
Fair value of the remeasurement of the Company's shareholding in FiBrasil (5)	41,095
Investment in FiBrasil on 07/02/21 (after closing)	215,523
(1)	Capital contribution made by the Company with property, plant and equipment and intangible assets, with the issue of 1,199,900 new common shares, nominative and without par value (Notes 12, 13 and 14).
(2)	Equity accounting adjustment for losses of investee, arising from operating expenses, net of income tax and social contribution.
(3)	Write-offs of cost of investments held by the Company in FiBrasil, being: (i) R$95,817 upon sale of 499,999 shares to TEF Infra; and (ii) R$38,327 upon sale of 200,000 shares to CDPQ (Note 1227).
(4)	Remeasurement of the change in shareholding, arising from the waiver of the right to subscribe for shares by the Company, which occurred in the Transaction. This variation was determined by comparing the current equity interest in FiBrasil's equity with the prior investment balance. This amount is tax free. (Note 12).
(5)	Refers to the remeasurement of the part retained in the investment at its fair value, upon loss of control (Note 12).

Effects on the Company's results
Events	R$ thousand
Fair value of the consideration for the disposal of the Company's investment to TEF Infra (1)	579,440
Fair value of the consideration for the disposal of the Company's investment to CDPQ (1)	80,000
Write-off cost for the sale of equity interest to TEF Infra (2)	(95,817)
Write-off cost for the sale of equity interest to CDPQ (2)	(38,327)
Proportional write-off of goodwill on disposals of the Company's investments (3)	(135,106)
Fair value of future subscription bonuses by CDPQ (4)	58,138
Expenses directly related to the Operation (5)	(31,751)
Operational result	416,577
Results at FiBrasil on 07/02/21	(1,789)
Remeasurement of the Company's shareholding in FiBrasil (6)	80,400
Fair value of the remeasurement of the Company's shareholding in FiBrasil (7)	41,095
Income before taxes	536,283
Current income tax and social contribution (8)	(55,277)
Deferred income tax and social contribution (9)	(97,155)
Net result of the transaction	383,851
(1)	Refers to the sale of the Company's shareholding in FiBrasil, as follows: (i) 499,999 shares to TEF Infra, to be received in four installments, the first being in cash plus the remaining three annual installments maturing in the month of July, until 2024; and (ii) 200,000 shares for the CDPQ, in cash (Note 27).
(2)	Refer to the write-off of cost of investments held by the Company in FiBrasil, upon sale of 499,999 shares to TEF Infra and 200,000 shares to CDPQ (Note 27).
(3)	Refers to the proportional write-off of goodwill, determined by comparing the sales value with the retained part of the cash-generating unit, plus the sale value and applied to the existing goodwill (Note 27).
(4)	Refers to the fair value of the Company's portion of future subscription bonuses, to be carried out by CDPQ at FiBrasil, as contractual conditions are met. This amount is updated monthly (Note 27).
(5)	Refers to consulting expenses, reports, fees directly related to the Transaction.
(6)	Refers to the remeasurement of the change in the shareholdings, arising from the waiver of the right to subscribe for shares by the Company. The amount was determined by comparing the current equity interest in FiBrasil's equity with the prior investment balance. This amount is tax free (Note 12).
(7)	Refers to the remeasurement of the part retained in the investment at its fair value, upon loss of control (Note 12).
(8)	Refers to current income tax and social contribution calculated on the net income from disposals (revenue amounts, deducted from the costs of write-offs of investments, considering the portion of cash receipts).
(9)	Refers to deferred income tax and social contribution calculated on the net result of disposals (amounts of revenue, less the costs of write-offs of investments, considering the installment of installment payments), of the proportional write-off of goodwill on disposals of investments and the fair value of future subscription warrants by CDPQ.

The closing of the Transaction resulted in a positive operating impact for the Company of R$416,577 (Note 27) and a positive result before income tax and social contribution of R$536,283.

With the conclusion of the Transaction on July 2, 2021, the shareholding control of FiBrasil became a joint control between the CDPQ Group with 50% and Telefónica 50% (25% for the Company and 25% for TEF Infra).

Disposal of equity interest in Telefônica Cloud e Tecnologia do Brasil (“CloudCo Brasil”)

The Company, pursuant to ICVM 358, informed its shareholders and the market in general that, at a Meeting held on August 2, 2021, the Company's Board of Directors approved the execution, on the same date, of the Share Purchase and Sale and Subscription Agreement, through which the Company sold part of the shares held by it and issued by its subsidiary Telefônica Cloud e Tecnologia do Brasil SA ( “CloudCo Brasil”), to Telefónica Cybersecurity & Cloud Tech, SL (“TC&CT”), an indirect subsidiary of Telefónica SA (“Transaction”).

The Transaction will allow the Company, in partnership with TC&CT, to develop a Brazilian company dedicated to cloud computing services and solutions for B2B, CloudCo Brasil, aiming to leverage positioning in services and solutions and capturing business growth opportunities.

The Transaction also ensures that the Company continues to lead the relationship with end customers, insofar as it includes the execution of a commercial intermediation contract, through which the Company will act as CloudCo Brasil's exclusive sales channel.

This Transaction does not require prior regulatory authorizations or approvals additional to those already obtained by the Company and does not change the Company's shareholding structure. It does not cause any dilution to its shareholders, generating value for them through acceleration of its growth and increased operational efficiency.

The accounting effects from the closing of the Transaction on August 2, 2021 are as follows:

The Company adopted IFRS 10 for the Transaction records, which contain guidance on accounting for changes in interest in subsidiaries.

CloudCo Brasil was controlled by the Company, which held 100 shares, represented by R$100.00 (one hundred reais).

Effects on CloudCo Brasil's Equity
Events	R$thousand
Capital contribution in resources by the Company (1)	28,000
Results at CloudCo Brasil on 08/02/21 (2)	(5,523)
CloudCo Brasil's Equity on 08/02/21, before closing	22,477
Subscription of capital by TC&CT (3)	76,000
Adjustment to the present value of the capital increase to be paid in by TC&CT (4)	(3,109)
CloudCo Brasil Equity on 08/02/21, after closing	95,368
(1)	Capital contribution made by the Company with funds, with the issue of 319,900 new common shares (Note 12).
(2)	A loss arising from operating expenses, net of income tax and social contribution.
(3)	Capital subscription made by TC&CT with funds, with the issuance of 190.000 common shares, nominative and with no par value of CloudCo Brasil for a total issue price of R$76,000, of which R$25,000 paid at closing and R$51,000 in installments up to January 2023.
(4)	Adjustment to the present value of the capital increase to be paid in by TC&CT.

Effects on the Company’s investments
Events	R$ thousand
Capital contribution in resources by the Company (1)	28,000
Cost of write-off for the sale of equity interest to TC&CT (2)	(5,683)
Results at CloudCo Brasil on 08/02/21	(5,523)
Remeasurement of shareholding variation (3)	30,900
Investment in CloudCo Brasil on 08/02/21, after closing	47,694
(1)	Capital contribution made by the Company with funds, with the issue of 319,900 new common shares (Note 12).
(2)	Write-offs of cost of the investment held by the Company in CloudCo Brasil, appropriated against “Other Capital Reserves” (Notes 12 and 24.b).
(3)	Remeasurement of the change in equity interest resulting from capital contributions made by TC&CT to CloudCo Brasil, appropriated against “Other Capital Reserves” (Notes 12 and 24.b).

Effects on the Company’s Equity
Events	R$ thousand
Fair value of the consideration for the disposal of the Company's investment to TC&CT (1)	19,260
Cost of write-off for the sale of equity interest to TC&CT (2)	(5,683)
Current income tax and social contribution on capital gain from the sale of equity interest to TC&CT	(4,616)
Remeasurement of shareholding variation (3)	30,900
Proportional write-off of goodwill on disposals of the Company's investments (4)	(12,871)
Deferred income tax and social contribution on the proportional write-off of goodwill on the sale of the Company's investments	4,377
Total effect on the Company's equity, after closing	31,367
(1)	Refers to the sale of the Company's shareholding in CloudCo Brasil, for 64,949 common shares, received in cash on the closing date (Note 12).
(2)	Refers to the write-off of cost of the investment held by the Company in CloudCo Brasil (Note 12).
(3)	Remeasurement of the change in shareholding, resulting from capital contributions made by TC&CT to CloudCo Brasil (Note 12).
(4)	Refers to the proportional write-off of existing goodwill, comparing the value of disposals with the retained part of the cash-generating unit, plus the sale value and applied to the existing goodwill (Note 14).

With the conclusion of the Transaction, on August 2, 2021, CloudCo Brasil became controlled by the Company with 50.01% of its capital stock (49.99% by TC&CT). In this way, the relationship between the Company and TC&CT within the scope of CloudCo Brasil will be regulated by a Shareholders' Agreement also signed on the same date.

Disposal of equity interest in Telefônica IoT, Big Data e Tecnologia do Brasil S.A. (“IoTCo Brasil”)

The Company, pursuant to and for the purposes of RCVM 44, informed its shareholders and the market in general that, at a meeting held on November 1, 2021, the Company Board of Directors approved the execution, on the same date, of the Share Purchase and Sale and Subscription Agreement, through which the Company sold part of the shares held by it and issued by its subsidiary Telefônica IoT, Big Data e Tecnologia do Brasil SA (“IoTCo Brasil”) to Telefónica IoT & Big Data Tech, SA (“TI&BDT”), an indirect subsidiary of Telefónica SA (“Transaction”).

The Transaction will allow the Company, in partnership with TI&BDT, to develop a Brazilian company dedicated to IoT and Big Data services and solutions for B2B, aiming to strengthen its positioning with global solutions and platforms, and capture the growth opportunity of these businesses.

The Transaction ensures that the Company will remain in charge of the relationship with end customers, to the extent that it includes the signing of a commercial intermediation contract, through which the Company will act as IoTCo Brasil’s exclusive sales channel.

The Transaction is not subject to any regulatory authorization or additional approvals besides those already obtained by the Company’s governing bodies, and it does not change the capital structure of the Company, nor causes any dilution to its shareholders, generating value for them by accelerating growth and increasing its operational efficiency.

The accounting effects from the closing of the Transaction on November 1, 2021 are as follows:

The Company adopted IFRS 10 for the Transaction records, which contain guidance on accounting for changes in interest in subsidiaries.

IoTCo Brasil was controlled by the Company, which held 100 shares, represented by R$100.00 (one hundred reais).

Effects on IoTCo Brasil's Equity
Events	R$thousand
Subscription of capital by TI&BDT (1)	94,943
Adjustment to the present value of the capital increase to be paid in by TI&BDT (2)	(12,255)
IoTCo Brasil Equity on 11/01/21, after closing	82,688
(1)	Capital subscription made by TI&BDT with funds, with the issuance of 499,800 common shares, nominative and with no par value of IoTCo Brasil for a total issue price of R$94,943, of which R$20,000 paid at closing and R$74,943 in installments up to October 2024.
(2)	Adjustment to the present value of the capital increase to be paid in by TI&BDT.

Effects on the Company's investments
Events	R$thousand
Remeasurement of shareholding variation (1)	41,352
Investment in CloudCo Brasil on 08/02/21, after closing	41,352
(1)	Remeasurement of the change in equity interest resulting from capital contributions made by TI&BDT to IoTCo Brasil, appropriated against “Other Capital Reserves” (see Notes 12 and 24.b).

Effects on the Company's Equity
Events	R$thousand
Fair value of the consideration for the disposal of the Company's investment to TI&BDT (1)	19
Current income tax and social contribution on capital gain from the sale of equity interest to TI&BDT	(6)
Remeasurement of shareholding variation (2)	41,352
Proportional write-off of goodwill on disposals of the Company's investments (3)	(10,184)
Deferred income tax and social contribution on the proportional write-off of goodwill on the sale of the Company's investments	3,463
Total effect on the Company's equity, after closing	34,644
(1)	Refers to the sale of the Company's shareholding in IoTCo Brasil, referring to 100 shares, received in cash on the closing date (Note 12).
(2)	Remeasurement of the change in shareholding, resulting from capital contributions made by TI&BDT to IoTCo Brasil (see Note 12).
(3)	Refers to the proportional write-off of existing goodwill, comparing the value of disposals with the retained part of the cash-generating unit, plus the sale value and applied to the existing goodwill (Note 14).

With the conclusion of the Transaction, on November 1, 2021, IoTCo Brasil became controlled by the Company with 50.01% of its capital stock (49.99% by TI&BDT). In this way, the relationship between the Company and TI&BDT within the scope of IoTCo Brasil will be regulated by a Shareholders' Agreement also signed on the same date.

d)  Purchase and Sale Agreement of Shares and Other Covenants between Oi Móvel S.A. and the Company, TIM S.A. and Claro S.A.

On January 29, 2021, the Company, pursuant to ICVM 358, as amended, as it had informed its shareholders and the market in general through disclosure of a Material Fact notice on January 28, 2021, that the Purchase and Sale Agreement of Shares and Other Covenants (“Agreement”) was executed by and between Oi Móvel SA - In Bankruptcy Protection, as Seller; the Company, TIM S.A. and Claro S.A., as Buyers and Oi S.A. - In Judicial Recovery and Telemar Norte Leste S.A. - In Judicial Recovery, as intervening parties and guarantors of the Seller's obligations. The Agreement was executed as a result of the competitive procedure for the sale of the assets of the mobile operation - Grupo Oi's Personal Mobile Service (“UPI Mobile Assets”), in a judicial auction held on 12.14.2020 in which the Company and the other buyers presented successful bids.

The completion of the acquisition of the UPI Mobile Assets will require the segregation of assets allowing each Buyer to acquire shares of an SPE containing its assets from the UPI Mobile Assets. The completion of the acquisition is also subject to certain conditions precedent usually applicable to such transactions and as set forth in the Agreement, such as the prior consent of ANATEL and CADE approval, if applicable. A submission will be made to the general shareholders' meeting of Company, under the terms of article 256 of the Corporations Law, with additional information in due course.

The total transaction price, applicable to the three joint acquirers (Company, TIM and Claro), comprises the following amounts: i) base price of R$15.7 billion subject to price adjustment; ii) R$756 million related to the present value of the acquisition price of transition services; and iii) R$819 million referring to the present value of the Contract for the Supply of Capacity for Transmission of Telecommunications Signals under the Industrial Exploration Regime. This transaction will be accounted for using the acquisition method provided for in IFRS 3.

Upon closing the transaction, the Company's shareholders will benefit through the generation of revenues and efficiencies from operational synergies. Customers will benefit from the Company's commitment to excellence in the quality of the services. The sector as a whole will benefit from the reinforcement of capacity to make investments and create sustainable technological innovations, contributing to the digitalization of the country. The acquisition by the Company of a portion of the UPI Mobile Assets represents another important step in meeting the Company's digitalization objectives.